Organization and Business Description (Details) - Schedule of the Group’s subsidiaries and consolidated VIEs	12 Months Ended
Dec. 31, 2020
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd.(“NiSun BVI”) [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	BVI
Percentage of direct or indirect economic interest	100.00%
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (NiSun HK) [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WOFE”) [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 15, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”) [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Shandong Taiding International Investment Co., Ltd ("Taiding") [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	80.00%
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”) [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	Apr. 09, 2019
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Nami Holding (Hong Kong) Co., Limited (“Nami HK”) [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	May 02, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WOFE”) [Member] | Subsidiaries [Member]
Subsidiaries
Date of incorporation/ acquisition	Apr. 10, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Beijing Hengtai Puhui Information Services Co., Ltd ("Hengpu") [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Nami Shanghai Financial Consulting Co., Ltd (“Nami Shanghai”) [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jun. 04, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Jilin Lingang Supply Chain Management Co., Ltd (“Lingang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 27, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
NiSun Family Office (Guangzhou) Co., Ltd. (“Guangzhou”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Oct. 29, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect economic interest	100.00%	[1]
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 10, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Henan) Supply Chain Management Co., Ltd. (“Fintech Henan”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Aug. 26, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Jiangsu) Supply Chain Management Co., Ltd. (“Fintech Jiangsu”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 06, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 04, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 29, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Shanxi Fintech Supply Chain Management Co., Ltd (“Fintech Shanxi”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 30, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	80.00%
Jilin Province Lingang Hengda Supply Chain Management Co., Ltd. (“Lingang Hengda”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Aug. 18, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%

[1]	The entity was deregistered on February 19, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2020, 2019 and 2018.